INVESTMENT IN JOINT VENTURE - Summary of gains and losses recognized to Investments in Joint Ventures (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Profit for the year under the equity method		R$ 2,820,875	R$ 6,696,460	R$ 1,488,294
Interest in earnings		(92,179)	R$ 4,590,631	R$ 583,001
Raízen
Disclosure of joint ventures [line items]
Reduction on previously held interest		(896,817)
Increase in investment due to cash contribution by non-controlling shareholders in the IPO		2,929,872
Exercise of subscription bonus - Hédera		1,043,347
Other comprehensive income	[1]	(82,243)
Gain on dilution		2,994,159
Profit for the year under the equity method		1,596,472
Interest in earnings		R$ 4,590,631

[1]	Proposed amount in the period, of which R$819,729 were paid.